Consolidated Statements of Net Loss and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, net
Product sales, net	$ 28,855	$ 21,907	$ 21,694
Cost of goods sold	17,107	8,818	7,705
Gross profit	11,748	13,089	13,989
Expenses
Selling	10,462	7,981	8,306
General and administrative	4,995	4,764	4,131
Research and development	3,179	3,081	2,406
Total expense	18,636	15,826	14,843
Other income:
Other income	0	(1,860)	0
Total Other income	0	(1,860)	0
Finance costs:
Finance income, net	(122)	(165)	(65)
Foreign exchange loss, net	123	71	108
Total Finance costs (income)	1	(94)	43
Net (loss) income before income taxes	(6,889)	(783)	(897)
Income tax expense
Current	(208)	(256)	(25)
Deferred	0	0	0
(Expense) recovery	(208)	(256)	(25)
Net loss	(7,097)	(1,039)	(922)
Item that may be reclassified to profit or loss
Exchange differences on translation of foreign subsidiaries:	(908)	1,725	(531)
Comprehensive Income (loss)	$ (8,005)	$ 686	$ (1,453)
Earnings (loss) per share
Basic	$ (0.68)	$ (0.10)	$ (0.09)
Diluted	$ (0.68)	$ (0.10)	$ (0.09)